ORGANIZATION	12 Months Ended
Dec. 31, 2015
ORGANIZATION
ORGANIZATION

1.ORGANIZATION

Man FRM Managed Futures Strategies LLC (the “Fund”), a Delaware limited liability company, is a managed futures fund of funds managed by FRM Investment Management (USA) LLC (the “Manager” or “FRM”). FRM is registered as a commodity pool operator (“CPO”) and commodity trading adviser (“CTA”) with the Commodity Futures Trading Commission (“CFTC”) under the Commodity Exchange Act.  FRM is also registered as an investment adviser under the Investment Advisers Act of 1940. FRM is an indirect wholly-owned subsidiary of Man Group plc (the “Man Group”). The Fund was organized under the Delaware Limited Liability Company Act in March 2007 and commenced operations in April 2007. The Fund is an investment company as defined by Accounting Standards Codification (“ASC”) guidance. The Fund was previously known as “Systematic Momentum FuturesAccess LLC” through April 30, 2015.

Prior to May 1, 2015, the Fund was a participating fund in the FuturesAccessSM Program (“FuturesAccess”) sponsored by Merrill Lynch Alternative Investments LLC (“MLAI”). The Fund operated as a “fund of funds”, allocating and reallocating its capital among underlying FuturesAccess Funds (“FuturesAccess Portfolio Funds” or “Portfolio Funds”). MLAI was the sponsor and manager of the Fund prior to May 1, 2015. MLAI is an indirect wholly-owned subsidiary of Bank of America Corporation.

Pursuant to an Asset Purchase Agreement dated as of December 8, 2014 between MLAI and an indirect wholly-owned subsidiary of Man Group plc, as amended, Man Group purchased, among other assets, the rights of MLAI and its affiliates under certain agreements relating to the management of the Fund. FRM replaced MLAI as manager of the Fund on May 1, 2015, upon the closing of such purchase. Effective as of May 1, 2015, the Fund was renamed “Man FRM Managed Futures Strategies LLC.”

Under the direction of the Manager, the Fund allocates its capital among a group of underlying funds (each an “Underlying Fund”, and collectively the “Underlying Funds”) which, in turn, allocate capital to master funds (each a “Master Fund” and collectively the “Master Funds”) that implement a systematic-based managed futures strategy under the direction of commodity trading advisors (each a “Trading Advisor” and collectively, the “Trading Advisors”).

The Manager invests the Fund’s assets in Underlying Funds that are on the FRM platform. The Underlying Funds invested in the Fund are generally established as Delaware limited liability companies, each of which engages the Manager as the risk manager and each of which further invests in a Master Fund, generally established as a Cayman Islands exempted company, which engages a single Trading Advisor (see Note 2). Presently there are six Underlying Funds (see Note 2). The Manager serves as CPO of the Underlying Funds and Master Funds.

Unless the context requires otherwise, references in these financial statements notes to the Fund, also refer to the Underlying Funds and the Master Funds in which the Underlying Funds invest. Reference to the investment process, strategies, objectives or activities of the Fund and the Underlying Funds refer to the investment activities of the Master Funds through which the Underlying Funds and Fund indirectly conduct their investment processes, strategies, objectives and activities. Additionally, references to the Underlying Funds that follow are also related to the FuturesAccess Portfolio Funds during the period prior to May 1, 2015.

Interests in the Fund are not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other government authority. Interests are not deposits or other obligations of, and are not guaranteed by any bank. Interests are subject to investment risks, including the possible loss of the full amount invested.

The Fund considers all highly liquid investments, with a maturity of three months or less when acquired, to be cash equivalents. As of December 31, 2015 the Fund does not hold any cash equivalents. Cash was held at a nationally recognized financial institution.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates and such differences could be material.

Statement of Cash Flows

The Fund is not required to provide a Statement of Cash Flows.

Revenue Recognition

The resulting change between cost and market value (net of subscription and redemption activity in the investment in the Underlying Funds) is reflected in the Statements of Operations as change in unrealized from the investments in the Underlying Funds.  In addition, when the Fund redeems or partially redeems its interest in the Underlying Funds, it records realized (net profit or loss) under Trading profit (loss), net for such interests in the Statements of Operations of the Fund.

Foreign Currency Transactions

The Fund’s functional currency is the U.S. dollar. The Master Funds may invest in financial instruments denominated in currencies other than U.S. dollar. However, the Master Funds value their financial instruments in U.S. dollars. The Master Funds may or may not seek to hedge their foreign currency exposure by entering into currency hedging transactions, such as treasury locks, forward contracts, future contracts and cross-currency swaps. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect as of the dates of the Statements of Financial Condition of the Fund and each of the Underlying Funds and Master Funds. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the year. Profits and losses, including adjustments, resulting from the translation to U.S. dollars are included in Trading profit (loss), net in the Statement of Operations of the Master Funds.

Operating Expenses and Selling Commissions

The Fund pays for all routine operating costs (including ongoing offering costs, administration, custody, transfer, exchange and redemption processing, legal, regulatory filing, tax, audit, escrow, accounting and printing fees and other expenses) incurred by the Fund as presented in other expenses on the Statements of Operations.

Class A Units are subject to upfront sales commissions paid to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) ranging from 1.0% to 2.5% of an investor’s gross subscription amount. Class D Units and Class I Units are subject to upfront sales commissions paid to MLPF&S up to 2.5% of an investor’s gross subscription amount. Class AA, Class II and Class MM Units are subject to upfront sales commissions of up to 3.0% of an investor’s net subscription amount, payable to MLPF&S. Sales commissions are directly deducted from subscription amounts. Class C Units and Class M Units are not subject to upfront sales commissions.

Income Taxes

No provision for income taxes has been made in the accompanying financial statements as each member is individually responsible for reporting income or loss based on such member’s share of the Fund’s income and expenses as reported for income tax purposes.

The Fund follows the ASC guidance on accounting for uncertain tax positions.  This guidance provides how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  This guidance also requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s financial statements to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority.  Tax positions with respect to tax at the Fund level not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. A prospective investor should be aware that, among other things, income taxes could have a material adverse effect on the periodic calculations of the net asset value (“NAV”) of the Fund, including reducing the NAV of the Fund to reflect reserves for income taxes, such as foreign withholding taxes, that may be payable by the Fund. This could cause benefits or detriments to certain investors, depending upon the timing of their entry and exit from the Fund. The Manager has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements. The following is the major tax jurisdiction for the Fund and the earliest tax year subject to examination: United States — 2012.

Distributions

Each investor is entitled to receive, equally per unit, any distributions which may be made by the Fund. No such distributions have been declared for the years ended December 31, 2015, 2014 and 2013.

Subscriptions

The Fund generally offers units (“Units”) for investment each Monday (or, where such day is not a business day, the immediately following business day) and/or such other days as the Manager may determine in its sole discretion (each a “Subscription Day”). Investors must submit their executed subscription agreement five business days prior to the Subscription Day.  Investors’ subscriptions will be used to purchase a number of Units, including fractional Units, with an aggregate NAV, equal to the dollar amount invested.

Redemptions

Investors in the Fund generally may redeem any or all of their Units at NAV, in whole or fractional Units, effective as of (i) each Friday (or, where such day is not a business day, the immediate following business day) and/or (ii) such other days as the Manager may determine in its sole discretion (each a “Redemption Day”), upon providing notice to the Fund in writing (or in such other manner as the Manager may determine in its sole discretion) not less than four business  days prior to the Redemption Day. The NAV of redeemed Units is determined as of the Redemption Date. Investors will remain exposed to fluctuations in NAV during the period between submission of their redemption requests and the applicable Redemption Date.